Long-Term Debt Long-Term Debt (Narrative - Trust Preferred Securities) (Details) $ / shares in Units, $ in Millions	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)
Narrative - Trust Preferred Securities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.125%
Liquidation preference (per share) | $ / shares	$ 25
From and including February 15, 2016, to but excluding February 15, 2040, distributions will be payable at an annual rate equal to three-month London interbank offer rate plus:	5.785%
Ally has the right to defer payments of interest for a period not exceeding consecutive quarters of:	20
Percent of principle debt, plus accrued and unpaid interest is the redemption price if Ally redeems the Series 2 TRUPS on or after February 15, 2016.	100.00%
Fixed Income Interest Rate [Member]
Narrative - Trust Preferred Securities [Line Items]
Trust preferred securities | $	$ 2,600	$ 2,598